Segment and Revenue Information - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,866	$ 19,751	$ 33,435	$ 37,672	$ 77,794	$ 66,608	$ 62,286
Asia
Disaggregation of Revenue [Line Items]
Total revenues					10,013	8,393	5,845
Europe
Disaggregation of Revenue [Line Items]
Total revenues					10,520	7,916	8,967
Middle East
Disaggregation of Revenue [Line Items]
Total revenues					6,594	5,047	4,653
Total non-U.S. revenues
Disaggregation of Revenue [Line Items]
Total revenues					32,387	27,374	23,196
United States
Disaggregation of Revenue [Line Items]
Total revenues					45,380	39,218	39,076
Operating Segments | Commercial Airplanes
Disaggregation of Revenue [Line Items]
Total revenues	6,003	8,840	10,656	15,544	33,901	26,026	19,714
Operating Segments | Commercial Airplanes | B-737-Max | Customer Concessions
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax		26	(443)	26	27	16	14
Operating Segments | Commercial Airplanes | Total revenues from contracts with customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 5,980	$ 8,832	$ 10,583	$ 15,497	$ 33,770	$ 25,909	$ 19,612
Operating Segments | Commercial Airplanes | Revenue recognized on fixed-price contracts
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Operating Segments | Commercial Airplanes | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	99.00%	99.00%	99.00%	99.00%	99.00%	99.00%	99.00%
Operating Segments | Commercial Airplanes | Asia
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,280	$ 1,549	$ 4,393	$ 2,355	$ 6,328	$ 4,488	$ 2,816
Operating Segments | Commercial Airplanes | Europe
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	777	2,038	1,547	3,393	6,172	4,085	4,387
Operating Segments | Commercial Airplanes | Middle East
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	406	750	1,174	1,466	4,311	2,003	1,098
Operating Segments | Commercial Airplanes | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	344	729	754	1,082	2,431	3,042	1,683
Operating Segments | Commercial Airplanes | Total non-U.S. revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	3,807	5,066	7,868	8,296	19,242	13,618	9,984
Operating Segments | Commercial Airplanes | United States
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	2,173	3,740	3,158	7,175	14,501	12,275	9,614
Operating Segments | Defense, Space & Security
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,021	$ 6,167	$ 12,971	$ 12,706	$ 24,933	$ 23,162	$ 26,540
Operating Segments | Defense, Space & Security | Revenue from the U.S. government
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	89.00%	90.00%	90.00%	90.00%	91.00%	89.00%	89.00%
Operating Segments | Defense, Space & Security | Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	99.00%	99.00%	99.00%	99.00%	99.00%	99.00%	99.00%
Operating Segments | Defense, Space & Security | Revenue recognized on fixed-price contracts
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	52.00%	57.00%	55.00%	59.00%	58.00%	60.00%	68.00%
Operating Segments | Defense, Space & Security | Total non-U.S. revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 1,502	$ 1,139	$ 3,008	$ 2,368	$ 4,882	$ 6,018	$ 6,671
Operating Segments | Defense, Space & Security | United States
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	4,519	5,028	9,963	10,338	20,051	17,144	19,869
Operating Segments | Global Services
Disaggregation of Revenue [Line Items]
Total revenues	4,889	4,746	9,934	9,466	19,127	17,611	16,328
Operating Segments | Global Services | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	2,900	2,703	5,900	5,419	11,020	9,560	7,527
Operating Segments | Global Services | Government
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,895	1,948	3,829	3,874	7,751	7,681	8,553
Operating Segments | Global Services | Total revenues from contracts with customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 4,795	$ 4,651	$ 9,729	$ 9,293	$ 18,771	$ 17,241	$ 16,080
Operating Segments | Global Services | Revenue from the U.S. government
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	27.00%	31.00%	28.00%	31.00%	30.00%	33.00%	40.00%
Operating Segments | Global Services | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	53.00%	51.00%	53.00%	51.00%	51.00%	50.00%	45.00%
Operating Segments | Global Services | Revenue recognized on fixed-price contracts
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, percentage	87.00%	87.00%	87.00%	87.00%	87.00%	88.00%	86.00%
Intersegment revenues eliminated on consolidation | Commercial Airplanes
Disaggregation of Revenue [Line Items]
Total revenues	$ 23	$ 8	$ 73	$ 47	$ 131	$ 117	$ 102
Intersegment revenues eliminated on consolidation | Global Services
Disaggregation of Revenue [Line Items]
Total revenues	$ 94	$ 95	$ 205	$ 173	$ 356	$ 370	$ 248